SCHEDULE OF INVESTMENTS

ROYCE SMALL-CAP TRUST

SEPTEMBER 30, 2024 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.4%

Communication Services – 2.5%
Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings [1]	18,181	$1,380,301
IDT Corporation Cl. B	62,622	2,390,282
Liberty Latin America Cl. C [1,2,3]	83,228	789,834
		4,560,417
Entertainment - 0.3%
IMAX Corporation [3]	262,660	5,387,156
Interactive Media & Services - 1.6%
Cars.com [3]	182,200	3,053,672
QuinStreet [1,3]	203,754	3,897,814
Reddit Cl. A [3]	40,000	2,636,800
Shutterstock	83,950	2,969,312
TripAdvisor [3]	57,090	827,234
Yelp [3]	44,076	1,546,186
Ziff Davis [1,3]	359,944	17,514,875
		32,445,893
Media - 0.4%
AMC Networks Cl. A [3]	129,951	1,129,274
John Wiley & Sons Cl. A	32,953	1,589,982
Scholastic Corporation	42,194	1,350,630
TechTarget [1,2,3]	30,000	733,500
Thryv Holdings [3]	133,046	2,292,383
		7,095,769
Wireless Telecommunication Services - 0.0%
Gogo [3]	123,910	889,674
Total		50,378,909

Consumer Discretionary – 8.7%
Automobile Components - 1.8%
Dorman Products [1,2,3]	128,067	14,486,939
Gentex Corporation [1]	66,445	1,972,752
LCI Industries [1]	83,706	10,089,921
Modine Manufacturing [3]	35,528	4,717,763
Patrick Industries [1]	31	4,414
PHINIA	15,109	695,467
Standard Motor Products	40,437	1,342,509
Visteon Corporation [3]	24,480	2,331,475
		35,641,240
Broadline Retail - 0.2%
Ollie’s Bargain Outlet Holdings [3]	40,386	3,925,519
Diversified Consumer Services - 0.8%
Adtalem Global Education [3]	5,768	435,369
Bright Horizons Family Solutions [3]	4,000	560,520
Perdoceo Education	78,696	1,750,199
Stride [3]	26,578	2,267,369
Universal Technical Institute [3]	639,032	10,390,660
		15,404,117
Hotels, Restaurants & Leisure - 0.3%
Bloomin’ Brands [1]	2,891	47,788
DraftKings Cl. A [3]	8,000	313,600
Kura Sushi USA Cl. A [3]	4,000	322,240
Lindblad Expeditions Holdings [3]	373,700	3,456,725
Monarch Casino & Resort	16,999	1,347,511
		5,487,864
Household Durables - 1.1%
Cavco Industries [1,2,3]	15,793	6,763,194
Champion Homes [3]	29,355	2,784,322
Ethan Allen Interiors [1]	13,459	429,208
Installed Building Products	13,696	3,372,914
M/I Homes [3]	30,246	5,182,955
Meritage Homes	7,562	1,550,739
Tri Pointe Homes [3]	35,532	1,609,955
Worthington Enterprises	35,681	1,478,977
		23,172,264
Leisure Products - 0.4%
Brunswick Corporation [1]	48,749	4,086,141
Vista Outdoor [3]	13,132	514,512
YETI Holdings [3]	90,078	3,695,900
		8,296,553
Specialty Retail - 3.4%
Abercrombie & Fitch Cl. A [3]	7,457	1,043,234
Academy Sports & Outdoors	190,100	11,094,236
Advance Auto Parts	178,950	6,977,261
American Eagle Outfitters	29,343	656,990
America’s Car-Mart [1,2,3]	87,700	3,676,384
Asbury Automotive Group [3]	15,500	3,698,145
AutoCanada [3]	625,600	7,442,718
Guess?	49,808	1,002,635
Monro	41,756	1,205,078
Murphy USA	15,803	7,788,825
ODP Corporation (The) [3]	32,067	953,993
1-800-FLOWERS.COM Cl. A [3]	76,000	602,680
OneWater Marine Cl. A [3]	209,873	5,018,063
Signet Jewelers	94,382	9,734,560
Valvoline [3]	204,548	8,560,334
		69,455,136
Textiles, Apparel & Luxury Goods - 0.7%
Carter’s	32,352	2,102,233
G-III Apparel Group [3]	33,186	1,012,837
Kontoor Brands	16,895	1,381,673
Movado Group	91,275	1,697,715
Ralph Lauren Cl. A	14,350	2,782,034
Steven Madden	112,321	5,502,606
		14,479,098
Total		175,861,791

Consumer Staples – 2.0%
Beverages - 0.1%
Celsius Holdings [3]	1,000	31,360
Primo Water	88,896	2,244,624
		2,275,984
Consumer Staples Distribution & Retail - 0.1%
PriceSmart	24,094	2,211,347
Food Products - 1.2%
Cal-Maine Foods	7,633	571,254
Freshpet [1,3]	3,500	478,695
John B. Sanfilippo & Son	17,763	1,675,228
Nomad Foods [1]	486,865	9,279,647
Seneca Foods Cl. A [3]	183,460	11,435,062
WK Kellogg	71,987	1,231,697
		24,671,583
Household Products - 0.1%
Central Garden & Pet [3]	28,350	1,033,924
Central Garden & Pet Cl. A [3]	3,379	106,101
WD-40 Company	1,799	463,926
		1,603,951
Personal Care Products - 0.5%
Inter Parfums [1]	67,092	8,687,072
USANA Health Sciences [3]	30,892	1,171,425
		9,858,497
Tobacco - 0.0%
Universal Corporation	11,105	589,787
Total		41,211,149

Energy – 2.0%
Energy Equipment & Services - 1.1%
Bristow Group [1,3]	219,464	7,613,206
Cactus Cl. A	10,960	653,983
Core Laboratories [1]	108,413	2,008,893
Helmerich & Payne	31,688	963,949
Liberty Energy Cl. A	47,855	913,552
Pason Systems	901,197	8,882,366
RPC	248,385	1,579,729
Tidewater [3]	2,750	197,422
		22,813,100
Oil, Gas & Consumable Fuels - 0.9%
California Resources	21,286	1,116,877
CONSOL Energy [1]	8,628	902,920
Crescent Energy Cl. A	92,678	1,014,824
CVR Energy	93,631	2,156,322
Dorchester Minerals L.P. [1]	279,148	8,416,312
Matador Resources	19,580	967,644
Northern Oil & Gas	26,470	937,303
Par Pacific Holdings [3]	11,457	201,643
REX American Resources [3]	30,990	1,434,527
		17,148,372
Total		39,961,472

Financials – 19.6%
Banks - 4.0%
Atlantic Union Bankshares	36,000	1,356,120
Axos Financial [3]	22,919	1,441,147
Banc of California	230,698	3,398,181
Bank of N.T. Butterfield & Son [1]	226,503	8,353,431
BankUnited [1]	262,336	9,559,524
Cathay General Bancorp	44,805	1,924,375
Central Pacific Financial	26,738	789,038
Customers Bancorp [3]	23,423	1,087,998
Dime Community Bancshares	19,002	547,258
Eagle Bancorp	59,998	1,354,755
First Bancorp	14,000	582,260
First Citizens BancShares Cl. A	5,087	9,364,913
First Commonwealth Financial	39,517	677,717
First Financial Bancorp	80,853	2,039,921
Fulton Financial	39,362	713,633
Hanmi Financial	184,712	3,435,643
HBT Financial	20,000	437,600
Hingham Institution for Savings	14,999	3,649,407
Home BancShares	152,117	4,120,849
Hope Bancorp	49,189	617,814
OceanFirst Financial	40,266	748,545
OFG Bancorp	2,076	93,254
Origin Bancorp	231,986	7,460,670
Pathward Financial	12,614	832,650
Preferred Bank	21,970	1,763,092
Provident Financial Services	41,284	766,231
S&T Bancorp	41,545	1,743,644
Seacoast Banking Corporation of Florida	15,500	413,075
TowneBank	20,000	661,200
TrustCo Bank Corp NY	15,835	523,663
Veritex Holdings	31,816	837,397
WaFd	32,663	1,138,306
Westamerica Bancorporation	19,170	947,381
Western Alliance Bancorp [1]	71,738	6,204,620
WSFS Financial	29,681	1,513,434
		81,098,746
Capital Markets - 6.8%
Ares Management Cl. A [1]	34,800	5,423,232
Artisan Partners Asset Management Cl. A [1]	244,515	10,592,390
Bolsa Mexicana de Valores	1,723,106	2,788,999
BrightSphere Investment Group	45,916	1,166,266
Brookfield Asset Management Cl. A	7,378	348,906
Cohen & Steers	8,369	803,006
Donnelley Financial Solutions [1,2,3]	35,500	2,336,965
Evercore Cl. A	26,511	6,716,297
GCM Grosvenor Cl. A	801,494	9,072,912
Houlihan Lokey Cl. A [1]	32,953	5,207,233
Lazard [1]	104,915	5,285,618
Marex Group	256,417	6,056,569
MarketWise Cl. A	500,000	334,150
Morningstar [1]	15,516	4,951,466
Onex Corporation	171,437	12,008,005
Perella Weinberg Partners Cl. A	196,149	3,787,637
SEI Investments [1]	324,994	22,486,335
Silvercrest Asset Management Group Cl. A	27,000	465,480
Sprott	264,413	11,458,646
Tel Aviv Stock Exchange [4]	221,179	2,092,386
TMX Group	478,421	14,995,206
Tradeweb Markets Cl. A	53,197	6,578,873
Virtu Financial Cl. A	65,000	1,979,900
		136,936,477
Consumer Finance - 1.1%
Bread Financial Holdings [1]	113,616	5,405,849
Encore Capital Group [1,2,3]	25,000	1,181,750
Enova International [3]	61,604	5,161,799
FirstCash Holdings	47,183	5,416,609
PRA Group [3]	98,876	2,210,867
PROG Holdings	37,270	1,807,222
World Acceptance [3]	4,624	545,540
		21,729,636
Financial Services - 1.6%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	2,386,261
Burford Capital	175,000	2,320,500
Compass Diversified Holdings [1,2]	99,872	2,210,167
ECN Capital	888,800	1,445,791
EVERTEC	9,593	325,107
Jackson Financial	9,318	850,081
Merchants Bancorp	58,992	2,652,280
NCR Atleos [3]	21,973	626,890
NewtekOne	314,894	3,923,579
NMI Holdings [3]	133,007	5,478,558
Payoneer Global [3]	209,925	1,580,735
Radian Group	83,689	2,903,171
Repay Holdings Cl. A [3]	146,697	1,197,048
Shift4 Payments Cl. A [3]	50,000	4,430,000
WEX [3]	5,470	1,147,223
		33,477,391
Insurance - 6.1%
Abacus Life [3]	40,000	404,800
Ambac Financial Group [3]	36,919	413,862
Assured Guaranty	323,561	25,729,571
Axis Capital Holdings	45,304	3,606,652
Berkley (W.R.)	110,054	6,243,363
E-L Financial	21,650	19,209,583
Employers Holdings	34,393	1,649,832
Erie Indemnity Cl. A	22,600	12,199,932
First American Financial	20,000	1,320,200
Genworth Financial [3]	233,645	1,600,468
Hagerty Cl. A [3]	485,700	4,939,569
HCI Group	5,371	575,019
International General Insurance Holdings	566,599	10,765,381
Lincoln National	37,296	1,175,197
ProAssurance Corporation [1,2,3]	298,675	4,492,072
RenaissanceRe Holdings	29,646	8,075,570
RLI Corp. [1]	37,118	5,752,548
SiriusPoint [3]	132,883	1,905,542
Skyward Specialty Insurance Group [3]	19,596	798,145
White Mountains Insurance Group	7,074	11,998,919
		122,856,225
Total		396,098,475

Health Care – 10.7%
Biotechnology - 1.5%
Alkermes [3]	52,628	1,473,058
Alvotech [3]	19,000	226,100
ARS Pharmaceuticals [3]	63,500	920,750
Avid Bioservices [3]	246,500	2,805,170
BridgeBio Pharma [3]	65,201	1,660,018
Catalyst Pharmaceuticals [3]	502,207	9,983,875
Dynavax Technologies [3]	99,453	1,107,906
Halozyme Therapeutics [3]	27,950	1,599,858
Insmed [3]	50,735	3,703,655
Ironwood Pharmaceuticals Cl. A [3]	650,242	2,678,997
PureTech Health [3,4]	120,000	235,905
United Therapeutics [3]	10,000	3,583,500
Viking Therapeutics [3]	7,093	449,058
		30,427,850
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings [3]	419,219	2,330,858
Embecta Corp.	62,659	883,492
Enovis Corporation [3]	572,942	24,665,153
Envista Holdings [3]	80,706	1,594,751
Haemonetics Corporation [3]	263,752	21,200,386
Integer Holdings [1,2,3]	45,700	5,941,000
Omnicell [3]	14,958	652,169
OraSure Technologies [3]	71,524	305,407
QuidelOrtho Corporation [3]	37,679	1,718,162
RxSight [3]	25,215	1,246,377
TransMedics Group [3]	150,000	23,550,000
Varex Imaging [3]	37,500	447,000
		84,534,755
Health Care Providers & Services - 1.1%
Addus HomeCare [1,3]	7,784	1,035,505
AMN Healthcare Services [1,2,3]	20,474	867,893
Astrana Health [3]	11,940	691,804
CorVel Corporation [3]	960	313,814
Cross Country Healthcare [3]	127,100	1,708,224
Hims & Hers Health Cl. A [3]	38,000	699,960
Owens & Minor [3]	73,829	1,158,377
PACS Group [3]	17,648	705,391
Pediatrix Medical Group [3]	183,828	2,130,567
Premier Cl. A	21,293	425,860
Select Medical Holdings	95,900	3,344,033
Surgery Partners [3]	272,205	8,775,889
		21,857,317
Health Care Technology - 0.3%
Evolent Health Cl. A [3]	20,000	565,600
Simulations Plus [1]	74,858	2,396,953
Veradigm [3,5]	232,501	2,255,260
		5,217,813
Life Sciences Tools & Services - 2.4%
Azenta [1,2,3]	295,120	14,295,613
BioLife Solutions [3]	142,252	3,561,990
Bio-Techne [1]	130,411	10,423,751
Maravai LifeSciences Holdings Cl. A [3]	476,346	3,958,435
Mesa Laboratories [1]	102,093	13,257,797
Stevanato Group	172,899	3,457,980
		48,955,566
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals [3]	6,630	321,754
Axsome Therapeutics [3]	5,000	449,350
Collegium Pharmaceutical [3]	40,441	1,562,640
Corcept Therapeutics [3]	280,800	12,995,424
Harmony Biosciences Holdings [1,2,3]	75,070	3,002,800
Innoviva [3]	49,627	958,298
Intra-Cellular Therapies [3]	10,000	731,700
Ligand Pharmaceuticals [3]	4,659	466,319
Prestige Consumer Healthcare [3]	56,300	4,059,230
		24,547,515
Total		215,540,816

Industrials – 25.3%
Aerospace & Defense - 1.6%
AeroVironment [3]	2,000	401,000
HEICO Corporation [1,2]	31,030	8,113,724
HEICO Corporation Cl. A [1]	36,533	7,443,964
Leonardo DRS [3]	371,340	10,479,215
Magellan Aerospace	943,092	6,478,114
National Presto Industries	6,844	514,258
		33,430,275
Air Freight & Logistics - 0.3%
Forward Air [1,3]	81,064	2,869,666
Hub Group Cl. A	50,596	2,299,588
		5,169,254
Building Products - 2.0%
American Woodmark [3]	13,078	1,222,139
Apogee Enterprises	22,197	1,554,123
AZZ [1]	20,000	1,652,200
Carlisle Companies	9,400	4,227,650
CSW Industrials	45,000	16,487,550
Gibraltar Industries [3]	22,028	1,540,418
Insteel Industries	13,432	417,601
Janus International Group [3]	271,838	2,748,282
MasterBrand [3]	89,549	1,660,238
Quanex Building Products	16,702	463,481
Resideo Technologies [3]	20,988	422,698
Simpson Manufacturing [1]	14,900	2,849,923
UFP Industries	33,241	4,361,552
		39,607,855
Commercial Services & Supplies - 2.1%
ACV Auctions Cl. A [3]	128,800	2,618,504
Brady Corporation Cl. A [1]	269,610	20,660,214
CompX International Cl. A [1]	183,197	5,351,185
Healthcare Services Group [3]	350,541	3,915,543
Liquidity Services [3]	16,780	382,584
Montrose Environmental Group [3]	78,167	2,055,792
RB Global [1]	40,437	3,254,774
UniFirst Corporation	10,100	2,006,365
Vestis Corporation	129,942	1,936,136
VSE Corporation	7,500	620,475
		42,801,572
Construction & Engineering - 5.0%
APi Group [1,2,3]	492,120	16,249,803
Arcosa [1]	201,429	19,087,412
Badger Infrastructure Solutions	15,127	411,268
Bowman Consulting Group [3]	6,705	161,457
Comfort Systems USA [1]	2,838	1,107,813
EMCOR Group	2,095	901,960
IES Holdings [1,2,3]	193,468	38,620,082
Limbach Holdings [3]	54,936	4,161,951
MasTec [3]	78,980	9,722,438
Valmont Industries [1]	31,492	9,131,106
WillScot Holdings [3]	50,000	1,880,000
		101,435,290
Electrical Equipment - 2.0%
Atkore	66,287	5,617,160
LSI Industries	496,657	8,021,011
Nextracker Cl. A [3]	25,831	968,146
nVent Electric	53,554	3,762,704
Powell Industries	62,377	13,847,070
Preformed Line Products	32,816	4,203,073
Vertiv Holdings Cl. A	48,194	4,794,821
		41,213,985
Ground Transportation - 0.4%
ArcBest Corporation	681	73,855
Hertz Global Holdings [3]	220,614	728,026
Landstar System [1]	39,397	7,440,911
		8,242,792
Machinery - 5.2%
Atmus Filtration Technologies	225,784	8,473,674
ATS Corporation [3]	12,000	348,168
Enpro	37,994	6,161,867
ESAB Corporation [1]	145,947	15,515,626
ESCO Technologies [1]	60,334	7,781,879
Helios Technologies [1]	44,900	2,141,730
John Bean Technologies [1]	168,146	16,564,062
Kadant [1]	30,651	10,360,038
Lincoln Electric Holdings [1]	5,225	1,003,305
Lindsay Corporation [1]	63,313	7,891,332
Miller Industries	55,372	3,377,692
Mueller Industries [1]	28,657	2,123,484
RBC Bearings [3]	5,200	1,556,776
Standex International	5,650	1,032,707
Tennant Company [1]	80,500	7,731,220
Timken Company (The)	17,072	1,438,999
Titan International [3]	87,873	714,407
Wabash National	64,415	1,236,124
Watts Water Technologies Cl. A [1]	46,400	9,613,616
		105,066,706
Marine Transportation - 0.5%
Kirby Corporation [3]	70,349	8,612,828
Matson	4,777	681,296
		9,294,124
Passenger Airlines - 0.1%
SkyWest [3]	13,677	1,162,819
Professional Services - 2.2%
Amentum Holdings [3]	22,500	725,625
CBIZ [1,3]	104,465	7,029,450
CSG Systems International	7,045	342,739
Dun & Bradstreet Holdings	356,363	4,101,738
Exponent	18,935	2,182,827
Forrester Research [1,2,3]	367,728	6,622,781
Heidrick & Struggles International	12,944	503,004
Jacobs Solutions [1]	22,500	2,945,250
KBR [1]	139,154	9,063,100
Korn Ferry [1]	111,976	8,425,074
Paylocity Holding [3]	3,000	494,910
Resources Connection	80,720	782,984
Robert Half	11,685	787,686
Verra Mobility Cl. A [3]	48,078	1,337,049
		45,344,217
Trading Companies & Distributors - 3.9%
Air Lease Cl. A [1]	456,365	20,668,771
Applied Industrial Technologies	30,658	6,840,719
Boise Cascade [1]	12,328	1,738,001
Distribution Solutions Group [3]	96,456	3,714,520
DNOW [3]	44,987	581,682
FTAI Aviation	134,581	17,885,815
GMS [3]	6,826	618,231
MSC Industrial Direct Cl. A	30,476	2,622,765
Teqnion [3,4]	191,300	3,616,899
Transcat [3]	149,849	18,097,264
WESCO International	18,450	3,099,231
		79,483,898
Total		512,252,787

Information Technology – 16.4%
Communications Equipment - 0.7%
Ciena Corporation [3]	63,205	3,892,796
Digi International [3]	54,973	1,513,407
Extreme Networks [3]	105,229	1,581,592
Harmonic [3]	337,031	4,910,541
NetScout Systems [3]	66,785	1,452,574
		13,350,910
Electronic Equipment, Instruments & Components - 7.4%
Badger Meter	2,699	589,489
Bel Fuse Cl. B	34,676	2,722,413
Benchmark Electronics	24,534	1,087,347
Cognex Corporation [1]	347,683	14,081,161
Coherent Corp. [1,3]	110,820	9,853,006
Crane NXT	145,166	8,143,813
CTS Corporation	25,889	1,252,510
ePlus [3]	16,390	1,611,793
Fabrinet [1,2,3]	58,093	13,735,509
FARO Technologies [1,2,3]	228,848	4,380,151
Insight Enterprises [3]	12,048	2,595,019
IPG Photonics [3]	51,100	3,797,752
Kimball Electronics [1,3]	37,454	693,273
Littelfuse [1]	34,070	9,037,067
Luna Innovations [3]	657,869	1,545,992
Methode Electronics	2,572	30,761
Mirion Technologies Cl. A [3]	267,000	2,955,690
NAPCO Security Technologies	168,430	6,814,678
PAR Technology [1,2,3]	385,239	20,063,247
PC Connection	27,284	2,058,032
Richardson Electronics	433,407	5,348,242
Rogers Corporation [3]	120,795	13,651,043
Sanmina Corporation [3]	56,639	3,876,939
ScanSource [3]	20,505	984,855
Teledyne Technologies [3]	9,660	4,227,796
TTM Technologies [1,2,3]	341,192	6,226,754
Vishay Intertechnology	29,900	565,409
Vishay Precision Group [3]	76,353	1,977,543
Vontier Corporation	172,365	5,815,595
		149,722,879
IT Services - 0.9%
DXC Technology [3]	81,329	1,687,577
Hackett Group (The) [1]	392,058	10,299,364
Kyndryl Holdings [3]	289,529	6,653,376
		18,640,317
Semiconductors & Semiconductor Equipment - 5.6%
Allegro MicroSystems [3]	3,821	89,029
Axcelis Technologies [3]	52,394	5,493,511
Camtek	50,480	4,030,828
Cirrus Logic [1,3]	78,775	9,784,643
Cohu [1,2,3]	124,992	3,212,294
Diodes [1,2,3]	82,585	5,292,873
FormFactor [3]	176,754	8,130,684
Impinj [1,2,3]	138,411	29,968,750
Kulicke & Soffa Industries [1]	107,092	4,833,062
MaxLinear [3]	17,037	246,696
MKS Instruments	80,991	8,804,532
Nova [3]	20,340	4,237,635
Onto Innovation [1,2,3]	57,596	11,954,626
PDF Solutions [3]	12,000	380,160
Photronics [3]	240,517	5,955,201
Rambus [3]	2,239	94,530
Semtech Corporation [3]	10,500	479,430
Silicon Laboratories [3]	4,000	462,280
Silicon Motion Technology ADR	7,792	473,286
SiTime Corporation [3]	4,611	790,833
SMART Global Holdings [3]	13,670	286,386
Synaptics [3]	4,007	310,863
Ultra Clean Holdings [3]	185,283	7,398,350
		112,710,482
Software - 1.8%
Adeia [1]	134,193	1,598,239
Agilysys [1,3]	69,787	7,604,689
Alkami Technology [1,3]	30,292	955,410
Computer Modelling Group	614,611	5,167,013
Consensus Cloud Solutions [1,2,3]	62,282	1,466,741
Coveo Solutions [3]	114,000	517,550
CyberArk Software [3]	1,900	554,059
Descartes Systems Group (The) [3]	8,500	875,160
InterDigital [1]	11,303	1,600,844
JFrog [3]	217,500	6,316,200
NCR Voyix [3]	34,618	469,766
NextNav [3]	69,000	516,810
Progress Software	56,019	3,774,000
PROS Holdings [3]	46,664	864,217
Sapiens International	96,655	3,602,332
		35,883,030
Technology Hardware, Storage & Peripherals - 0.0%
Xerox Holdings	36,854	382,545
Total		330,690,163

Materials – 7.5%
Chemicals - 3.7%
AdvanSix [1]	12,914	392,327
Aspen Aerogels [3]	118,727	3,287,551
Bioceres Crop Solutions [3]	24,147	190,037
Element Solutions [1]	554,565	15,061,985
Hawkins [1]	113,424	14,458,157
Ingevity Corporation [3]	193,886	7,561,554
Innospec [1]	132,056	14,934,213
NewMarket Corporation	8,000	4,415,120
Quaker Houghton	88,752	14,953,825
		75,254,769
Construction Materials - 0.0%
Knife River [3]	6,300	563,157
Containers & Packaging - 0.1%
Silgan Holdings	52,391	2,750,527
Metals & Mining - 3.1%
Alamos Gold Cl. A	1,445,406	28,802,316
Arch Resources	10,384	1,434,653
Gold Fields ADR	536,500	8,235,275
Haynes International [1]	102,500	6,102,850
IAMGOLD Corporation [3]	500,000	2,615,000
Major Drilling Group International [3]	1,496,691	9,262,674
Materion Corporation	25,000	2,796,500
Metallus [3]	31,690	469,963
Olympic Steel	32,440	1,265,160
Warrior Met Coal	7,505	479,569
		61,463,960
Paper & Forest Products - 0.6%
Clearwater Paper [3]	22,278	635,814
Louisiana-Pacific	43,708	4,696,862
Stella-Jones	49,375	3,241,529
Sylvamo Corporation [1]	35,577	3,054,286
		11,628,491
Total		151,660,904

Real Estate – 3.5%
Diversified REITs - 0.0%
New York REIT [3,5]	15,000	163,200
Real Estate Management & Development - 3.5%
Colliers International Group	66,011	10,021,130
FirstService Corporation	94,535	17,248,856
FRP Holdings [1,3]	108,661	3,244,617
Kennedy-Wilson Holdings [1]	1,392,483	15,386,937
Marcus & Millichap [1]	369,112	14,627,909
St. Joe Company (The) [1]	78,800	4,594,828
Tejon Ranch [1,2,3]	313,818	5,507,506
		70,631,783
Total		70,794,983

Utilities – 0.2%
Electric Utilities - 0.2%
MGE Energy	11,668	1,067,038
Otter Tail	25,804	2,016,841
		3,083,879
Gas Utilities - 0.0%
Chesapeake Utilities	4,708	584,593
Total		3,668,472

TOTAL COMMON STOCKS
(Cost $1,419,467,156)		1,988,119,921

INVESTMENT COMPANIES – 0.9%
Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	54	532
Total		532

Materials – 0.9%
Metals & Mining - 0.9%
VanEck Junior Gold Miners ETF	393,758	19,219,328
Total		19,219,328

TOTAL INVESTMENT COMPANIES
(Cost $13,874,194)		19,219,860

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation, 4.25% dated 9/30/24, due 10/1/24, maturity value $44,079,183 (collateralized by obligations of various U.S. Government Agencies, 0.625%-4.625% due 08/15/30-08/15/41, valued at $44,955,585) (Cost $44,073,980)		44,073,980

TOTAL INVESTMENTS – 101.5%
(Cost $1,477,415,330)		2,051,413,761

LIABILITIES LESS CASH AND OTHER ASSETS – (1.5)%		(31,052,433)

NET ASSETS – 100.0%		$2,020,361,328

ADR – American Depository Receipt

1 All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2024. Total market value of pledged securities as of September 30, 2024, was $76,726,931.

2 As of September 30, 2024, a portion of these securities, in the aggregate amount of $33,321,224, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.

3 Non-income producing.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

5 Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,482,364,716. As of September 30, 2024, net unrealized appreciation for all securities was $569,049,045, consisting of aggregate gross unrealized appreciation of $682,169,802 and aggregate gross unrealized depreciation of $113,120,757. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Small-Cap Trust, Inc. (formerly Royce Value Trust, Inc.) (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2024. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,979,756,270	$ 5,945,191	$2,418,460	$1,988,119,921
Investment Companies	19,219,860	–	–	19,219,860
Repurchase Agreement	–	44,073,980	–	44,073,980

Level 3 Reconciliation:

					Net Change in Unrealized Gain (Loss)
	Balance as of 12/31/23	Sales	Transfers In1	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/24
Common Stocks	$995,360	$1,040,200	$2,255,260	$(308,284)	$0	$516,324	$2,418,460

1 Transfers into Level 3 represents a security for which there were no longer readily available market quotations at September 30, 2024.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2024, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2024, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of September 30, 2024, the Fund had outstanding borrowings of $35,000,000. During the nine-month period ended September 30, 2024, the Fund had an average daily loan balance of $35,000,000. As of September 30, 2024, the aggregate value of rehypothecated securities was $33,321,224.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).